Business combination - Schedule Of Revenue And (Loss) / Profit Before Tax Date Of Acquisition (Detail) - 3E NV ₨ in Millions	9 Months Ended
Mar. 31, 2026 INR (₨)
Disclosure of detailed information about business combination [line items]
Revenue	₨ 1,662
Loss before tax	₨ (325)